Related-Parties Transactions (Tables)	12 Months Ended
May 31, 2018
Balances and Transaction with Related Parties

The Group had the following balances and transactions with related parties:

(a) Balances:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2017	2018	2017	2018
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by the Executive Chairman	1,895	787	—	—
MaxEn		Joint Venture	—	374	12	13
Beijing Haiwei Career Services Co., Ltd (“Haiwei Career”)	(2)	Joint Venture	3,965	—	—	—
Others	(4)		88	434	36	17

Total			5,948	1,595	48	30

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2017		2018
			US$		US$
Metropolis	(1)	Company controlled by the Executive Chairman	1,064		2,226
MaxEn		Joint Venture	684		—

Total			1,748		2,226

(b) Transactions:

				Rental expenses For the years ended May 31,
				2016	2017	2018
				US$	US$	US$
Metropolis	(1)	Company controlled by the Executive Chairman		7,139	6,790	7,899

		Loans provided to related parties For the years ended May 31,
		2016	2017	2018
		US$	US$	US$
Haiwei Career (2)	Joint Venture	1,520	3,965	—
Beijing Weixue Mingri Network Technology Co., Ltd. (“Weixue Mingri”) (3)	Joint Venture	998	1,733	—
Great Thanks Holdings Limited	Company established by the shareholder ofthe Joint Venture	—	1,450	—

Total		2,518	7,148	—

		Revenues For the years ended May 31,
		2016	2017	2018
		US$	US$	US$
MaxEn	Joint Venture	177	—	—
Beijing Tongban Education & Technology Co., Ltd (“Tongban”)	Long-term investee	3	12	—
STEMedu.cn	Long-term investee	11	60	66
Golden Finance	Long-term investee	—	18	26

Total		191	90	92

		Cost For the years ended May 31,
		2016	2017	2018
		US$	US$	US$
STEMedu.cn	Long-term investee	30	23	—

(1)

Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly -owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group thereafter. As of May 31, 2018, the current and non-current amounts due from Metropolis were US$787 and US$2,226, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Board.

(2)

In October 2014, Haiwei Career formed a joint venture with the Group. As a result, Haiwei Career became a related party of the Group. In 2018, Haiwei Career was consolidated by the Group. All transaction and balances between the Group and Haiwei Career are eliminated since then.

(3)

The amount due from Weixue Mingri in 2017 represented the non-interest bearing loans provided by the Group to support its daily operation and the outstanding loans were fully written off by the Group in fiscal year 2017. Weixue Mingri was a long-term investment under equity method and carrying amount of such investment was nil.

(4)	As of May 31, 2018, the balance in “others” included the current receivables from long-term investees.

Parent Company [Member]
Balances and Transaction with Related Parties

The following represented the related party balances as of May 31, 2017 and 2018:

	As of May 31,
	2017	2018
	US$	US$
Amounts due from related parties:
Winner Park	12	12
Smart Shine	—	1,420
Abundant	40,000	—
Elite Concept	10,104	79,171
Koolearn Holdings Limited (a)	180	—
New Oriental China	6,669	—

	56,965	80,603

Amounts due to related parties:
Elite Concept	357	359
Abundant	81,798	82,487
Smart Shine	1,487	—
New Oriental China	—	6,234

	83,642	89,080

All related party balances were non-interest bearing and unsecured. The amounts due to related parties will be paid upon demand.

(a)	Koolearn Holdings Limited was a HK subsidiary of the Group which dissolved in the fiscal year of 2018.